Income and expenses - Contract balances (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contract Balances [Line Items]
Trade receivables, included in 'trade and other receivables'	€ 32,345	€ 42,509
Contract assets / Contracts in progress	749	495
Contract liabilities / Deferred income	€ 34,797	€ 32,314